TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042       HV-4899 – PremierSolutions New Jersey Institutions of Higher Education

Supplement dated April 1, 2021 to your Prospectus

1.            FUND NAME CHANGES

a.            MASSMUTUAL PREMIER FUNDS

Effective on May 1, 2021, the following name changes will be made to your Prospectus:

Current Name	New Name

MassMutual Premier Global Fund	MassMutual Global Fund
MassMutual Premier High Yield Fund	MassMutual High Yield Fund
MassMutual Premier International Equity Fund	MassMutual International Equity Fund
MassMutual Premier Main Street Fund	MassMutual Main Street Fund
MassMutual Premier Short-Duration Bond Fund	MassMutual Short-Duration Bond Fund
MassMutual Premier Small Cap Opportunities Fund	MassMutual Small Cap Opportunities Fund
MassMutual Premier Strategic Emerging Markets	MassMutual Strategic Emerging Markets

b.           MASSMUTUAL SELECT FUNDS

Effective on May 1, 2021, the following name changes will be made to your Prospectus:

Current Name	New Name

MassMutual Select Blue Chip Growth Fund	MassMutual Blue Chip Growth Fund
MassMutual Select Equity Opportunities Fund	MassMutual Equity Opportunities Fund
MassMutual Select Mid Cap Growth Fund	MassMutual Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund	MassMutual Small Cap Growth Equity Fund
MassMutual Select Small Company Value Fund	MassMutual Small Company Value Fund

MassMutual Select Strategic Bond Fund	MassMutual Strategic Bond Fund

As a result of the change, all references to the Current Names in your Prospectus will be deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.